Cash Dividends paid to the Parent Company	12 Months Ended
Dec. 31, 2024
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Cash Dividends paid to the Parent Company
41.	Cash Dividends paid to the Parent Company
Cash dividends paid to the Parent Company for the years ended December 31, 2024, 2023 and 2022 are as follows:

(In millions of won)
	2024		2023	2022
Cash dividends received from consolidated subsidiaries	₩	173,499	159,539	35,733
Cash dividends received from associates		7,583	8,806	13,700

	₩	181,082	168,345	49,443